Related Party Balances and Transactions - Schedule of Other Transactions with Related Parties (Details)		12 Months Ended
		Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)		Dec. 31, 2022 MYR (RM)		Dec. 31, 2024 USD ($)
Agroz Ventures Sdn. Bhd. [Member]
Farm solution sales to
Farm solution sales to	[1]			RM 4,000,000
Purchases of fresh produce from
Purchases of fresh produce from	[1]	274,733						$ 61,468
Expenses paid by the Group on behalf of
Expenses paid by the Group on behalf of	[1]	751,695	168,183	19,000		2,580
Payments from
Payments from	[1]	3,021,580						676,044
Agroz Vertical Farms Sdn. Bhd. [Member]
Farm solution sales to
Farm solution sales to	[2]	1,400,174	313,273
Purchases of fresh produce from
Purchases of fresh produce from	[2]	4,115,842		886,100				920,873
Expenses paid by the Group on behalf of
Expenses paid by the Group on behalf of	[2]	818,196	183,062	1,571,296
Payments to
Payments to	[2]	1,510,233						337,898
Payments from
Payments from	[2]	1,300,568						290,987
EPetani Sdn. Bhd. [Member]
Fresh vegetable sales to
Fresh vegetable sales to	[3]			1,145,443		344,898
Purchases of fresh produce from
Purchases of fresh produce from	[3]			48,581		21,721
Payments to
Payments to	[3]			70,302
Isa Wellness Marketing [Member]
Fresh vegetable sales to
Fresh vegetable sales to		32,841	7,348	327,776	[4]	223,574	[4]
Payments from
Payments from	[4]	551,350						123,358
Ms. Khoo Kwai Fun [Member]
Consultancy fees to
Consultancy fees to	[5]					60,000
Expenses paid on behalf of the Group by
Expenses paid on behalf of the Group by	[5]	120,637	26,991	110,289		67,797
Payments to
Payments to	[5]	105,028		257,749				23,499
Ahoku Ventures Sdn. Bhd. [Member]
Consultancy fees to
Consultancy fees to	[6]			350,000
Payments to
Payments to	[6]			350,000
Mr. Au Say Kiat [Member]
Commission fee to
Commission fee to	[7]			137,912
Payments to
Payments to	[7]			137,912
Braiven Co., Ltd. [Member]
Purchases of fresh produce from
Purchases of fresh produce from	[8]	6,341,924		1,423,354				1,418,934
Payments to
Payments to	[8]	7,040,368		684,684				1,575,203
HWG Cash [Member]
Loan from
Loan from	[9]			1,363,000
HWG Cash [Member]
Interest on a loan from
Interest on a loan from	[9]	27,260		17,081				6,099
Gerard Lim [Member]
Expenses paid on behalf of the Group by
Expenses paid on behalf of the Group by	[10]	240	54	350,927		1,043,389
Payments to
Payments to	[10]	53,280		339,333		981,148		11,921
HWG Cash [Member]
Expenses paid on behalf of the Group by
Expenses paid on behalf of the Group by	[9]			1,178,275
HWG Cash Three [Member]
Payments to
Payments to	[9]	RM 70,925						$ 15,869

[1]	During the years ended December 31, 2022, 2023 and 2024, Agroz Group paid expenses on behalf of Agroz Ventures Sdn. Bhd. amounted to MYR 2,580, MYR 19,000 and MYR 751,695 (USD 168,183) respectively. During the year ended December 31, 2024, Agroz Group also purchased fresh produce from Agroz Ventures Sdn. Bhd. amounted to MYR 274,733 (USD 61,468). Agroz Group sold its farm solutions to Agroz Ventures Sdn. Bhd. amounted to MYR 4,000,000 during the year ended December 31, 2023 and received payments amounted to MYR 3,021,580 (USD 676,044) during the year ended December 31, 2024.
[2]	Agroz Group purchased IT software from Braiven Co., Ltd. amounted to MYR 1,423,354 and paid MYR 684,684 during the year ended December 31, 2023. During the year ended December 31, 2024, Agroz Group endured the investment in IT software from Braiven Co., Ltd. amounted to MYR 6,341,924 (USD 1,418,934) and paid MYR 7,040,368 (USD 1,575,203).
[3]	During the years ended December 31, 2022, 2023 and 2024, certain operating expenses of Agroz Group amounted to MYR 1,043,389, MYR 350,927 and MYR 240 (USD 54) respectively was paid by Mr. Gerard Lim. Agroz Group has repaid MYR 981,148, MYR 339,333 and MYR 53,280 (USD 11,921) to Mr. Gerard Lim during the years ended December 31, 2022, 2023 and 2024 respectively.
[4]	During the years ended December 31, 2022, 2023 and 2024, Agroz Group sold fresh produce to ISA Wellness Marketing amounted to MYR 223,574, MYR 327,776 and MYR 32,841 (USD 7,348) respectively. Agroz Group received payments amounted to MYR 551,350 (USD 123,358) during the year ended December 31, 2024.
[5]	Khoo Kwai Fun paid on behalf of Agroz Group on certain expenses amounted to MYR 67,797, MYR 110,289 and MYR 120,637 (USD 26,991) during the years ended December 31, 2022, 2023 and 2024 respectively. The Group paid consultancy fee to Khoo Kwai Fun amounted to MYR 60,000 during the year ended December 31, 2022. Agroz Group has repaid MYR 257,749 and MYR 105,028 (USD 23,499) to Khoo Kwai Fun during the years ended December 31, 2023 and 2024 respectively.
[6]	The Group paid consultancy fees to Ahoku Ventures Sdn. Bhd. amounted to MYR 350,000 as this entity advises for design of CEA vertical farms during the year ended December 31, 2023.
[7]	The Group had paid a commission to Au Say Kiat for introducing new investors during the year ended December 31, 2023, amounted to MYR 137,912.
[8]	Agroz Group purchased IT software from Braiven Co., Ltd. amounted to MYR1,423,354 and paid MYR684,684 during the year ended December 31, 2023. During the year ended December 31, 2024, Agroz Group endured the investment in IT software from Braiven Co., Ltd. amounted to MYR6,341,924 (USD1,418,934) and paid MYR7,040,368 (USD1,575,203).
[9]	As of December 31, 2023, amount owing to HWG Cash consists of interest-bearing borrowing amounted to MYR 1,363,000 and related interest payable MYR 17,081 (note 21), and cash advances to the Group amounted to MYR 1,178,275. During the year ended December 31, 2024, Agroz Group incurred additional interest amounted to MYR 27,260 (USD 6,099) (note 21) and repaid MYR 70,925 (USD 15,869) to HWG Cash.
[10]	During the years ended December 31, 2022, 2023 and 2024, certain operating expenses of Agroz Group amounted to MYR1,043,389, MYR350,927 and MYR240 (USD54) respectively was paid by Mr. Gerard Lim. Agroz Group has repaid MYR981,148, MYR339,333 and MYR53,280 (USD11,921) to Mr. Gerard Lim during the years ended December 31, 2022, 2023 and 2024 respectively.